Regulatory Order and Going Concern Considerations (Details Narrative)	12 Months Ended
	Dec. 31, 2013	Jan. 13, 2010
Banking and Thrift [Abstract]
Minimum Tier I capital level requires to achieve and maintain by the entity	8.00%	8.00%
Total risk-based capital of total risk-weighted assets requires to achieve and maintain by the entity	10.00%	10.00%
Percentage of provision for doubtful account	50.00%